Note 15 - Per Share Amounts - Basic and Diluted Income Per Common Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Net income	$ 22,658	$ 22,380
Preferred share dividends paid	(988)	(1,578)
Net income available to common shareholders	$ 21,670	$ 20,802
Weighted average number of common shares outstanding (in shares)	27,425,479	21,752,930
Basic and diluted income per common share: (in CAD per share)	$ 0.79	$ 0.96